TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income &
Real Estate Securities Funds

TIAA-CREF Bond Index Fund

TIAA-CREF Short-Term Bond Index Fund
(collectively, the “Funds”)

SUPPLEMENT NO. 1
dated August 1, 2020, to the Statutory Prospectus and Summary Prospectuses dated August 1, 2020

Important change to the Funds

The Board of Trustees of the TIAA-CREF Funds has approved a change to each Fund’s diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its benchmark index even if the Fund becomes non-diversified under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Non-diversified status means that a Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.

For the TIAA-CREF Bond Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Bloomberg Barclays U.S. Aggregate Bond Index, which the Fund seeks to track.

For the TIAA-CREF Short-Term Bond Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index, which the Fund seeks to track.

For each Fund, the following risk has been added to the end of the section entitled “Principal investment risks” in the section entitled “Summary information” in the Funds’ Statutory Prospectus and each Fund’s Summary Prospectus:

•	Non-Diversification Risk—While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular investment may have a greater effect on the fund’s return since that investment may represent a larger portion of the fund’s total portfolio assets.

The following risk has been added after “Mortgage Roll Risk” in the sub-section entitled “Additional information on principal investment risks of the Funds” in the section entitled “Additional information about investment strategies and risks of the Funds” in the Funds’ Statutory Prospectus:

•	Non-Diversification Risk—While each of the Bond Index Fund and Short-Term Bond Index Fund is considered to be a diversified investment company under the 1940 Act, each Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that each of these Funds can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since that investment may represent a larger portion of the fund’s total portfolio assets, which could lead to greater volatility in the fund’s returns.

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 1
dated August 1, 2020 to the Statement of Additional Information (“SAI”) dated August 1, 2020 and March 1, 2020, as supplemented through August 1, 2020

Important change to the TIAA-CREF Bond Index Fund and TIAA-CREF Short-Term Bond Index Fund (the “Funds”)

The Board of Trustees of the TIAA-CREF Funds has approved a change to each Fund’s diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its benchmark index even if the Fund becomes non-diversified under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Non-diversified status means that a Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.

The following language has been added in the SAI as the second and third sentences in the third paragraph under the section entitled “Investment objectives, policies, restrictions and risks”:

However, the Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, Bond Index Fund and Short-Term Bond Index Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of their benchmark indices. Therefore, these Funds have a different diversification-related policy than the other Funds as noted in Restriction #8 below.

The following language is now included in the SAI as Restriction #8 under the sub-section entitled “Fundamental policies” in the section entitled “Investment objectives, policies, restrictions and risks”:

Restriction #8 is a fundamental policy of each Fund:

8. With respect to each of the Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, Bond Index Fund and Short-Term Bond Index Fund, the Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer, except as may be necessary to approximate the composition of its benchmark index.

With respect to each other Fund, the Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer.